Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 1,498	$ 721
Accounts receivable, net	19,527	17,783
Prepaid expenses and other current assets	1,735	1,080
Current assets held for sale		9,116
Total Current Assets	22,760	28,700
Property and equipment, net	411	536	$ 471
Goodwill	19,891	19,891	19,891
Intangible assets, net	9,950	11,193	12,839
Other assets	4,761	5,592	7,789
Right of use asset	4,449	4,813
Total Assets	62,222	70,725
Current Liabilities:
Accounts payable and accrued expenses	12,423	13,976	10,734
Accrued payroll taxes	12,242	6,193	3,189
Current portion of debt, net	9,528	8,627
Earnout liabilities	8,554	9,054
Accounts receivable financing	16,838	14,698
Leases – current liabilities	1,075	1,035
Other current liabilities	5	376
Current liabilities held for sale		10,077
Total Current Liabilities	71,578	74,119
Leases – non current	3,782	4,213
Other long-term liabilities	1,497	203
Total Liabilities	76,857	78,535
Commitments and contingencies
Stockholders’ (Deficit) Equity:
Common stock	1	1
Additional paid in capital	119,759	119,214
Accumulated other comprehensive loss	31	31
Accumulated deficit	(134,426)	(127,056)
Total Stockholders’ Deficit	(14,635)	(7,810)	8,353
Total Liabilities and Stockholders’ Deficit	62,222	70,725
Related Party
Current Liabilities:
Accrued expenses – related party	812	257
Current Debt – related party	$ 10,101	9,826
Previously Reported
Current Assets:
Cash		721	1,455
Accounts receivable, net		17,783	21,310
Prepaid expenses and other current assets		1,080	1,537
Current assets held for sale		9,116	10,689
Total Current Assets		28,700	34,991
Property and equipment, net		536	471
Goodwill		19,891	19,891
Intangible assets, net		11,193	12,839
Other assets		5,592	7,789
Right of use asset		4,813	5,678
Total Assets		70,725	81,659
Current Liabilities:
Accounts payable and accrued expenses		13,976	10,734
Accrued payroll taxes		6,193	3,189
Earnout liabilities		9,054	8,344
Accounts receivable financing		14,698	18,176
Leases – current liabilities		1,035	1,044
Other current liabilities		376	2,856
Current liabilities held for sale		10,077	6,403
Total Current Liabilities		74,119	50,964
Leases – non current		4,213	5,110
Other long-term liabilities		203	178
Total Liabilities		78,535	73,306
Commitments and contingencies
Stockholders’ (Deficit) Equity:
Preferred stock, $0.00001 par value, 20,000,000 shares authorized;
Common stock		1	1
Additional paid in capital		119,214	111,586
Accumulated other comprehensive loss		31	(2,219)
Accumulated deficit		(127,056)	(101,015)
Total Stockholders’ Deficit		(7,810)	8,353
Total Liabilities and Stockholders’ Deficit		70,725	81,659
Previously Reported | Related Party
Current Liabilities:
Accrued expenses – related party		257	218
Current Debt – related party		9,826
Long-term debt – Related party			8,661
Series H preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock, $0.00001 par value, 20,000,000 shares authorized;		1
Series H preferred Stock | Previously Reported
Current Liabilities:
Redeemable Series H preferred stock, net		8,627
Redeemable Series H preferred stock, net			$ 8,393